Investment and Mortgage-Backed Securities, Held to Maturity	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Held to Maturity
Investment and Mortgage-Backed Securities, Held to Maturity

During the year ended December 31, 2015 the Company transferred 22 mortgage-backed securities classified as available for sale to its held to maturity portfolio. At the date of the transfer these securities had a fair value $32.8 million, which resulted in an unrealized gain of $602,000 that is reported in accumulated other comprehensive income and will be amortized over the remaining life of the securities. The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of held to maturity securities at December 31, 2017 and 2016 were as follows:

	December 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
FHLB Securities	$2,000,000	$—	$2,984	$1,997,016
FHLMC Bonds	998,102	—	12,588	985,514
Mortgage-Backed Securities (1)	24,082,868	120,843	131,307	24,072,404
Total Held To Maturity	$27,080,970	$120,843	$146,879	$27,054,934

	December 31, 2016
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Mortgage-Backed Securities (1)	$25,583,956	$63,342	$276,246	$25,371,052
Total Held To Maturity	$25,583,956	$63,342	$276,246	$25,371,052
(1) COMPRISED OF GSES OR GNMA MORTGAGE-BACKED SECURITIES

At December 31, 2017, the Bank held both an amortized cost and fair value of $15.9 million in GNMA mortgage-backed securities compared to an amortized cost and fair value of $16.3 million and $16.2 million, respectively, at December 31, 2016. The Company has not invested in any private label mortgage-backed securities classified as held to maturity.

At December 31, 2017, both the amortized cost and fair value of mortgage-backed securities held to maturity that were pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $22.3 million, compared to an amortized cost and fair value of $23.2 million and $23.0 million, respectively, at December 31, 2016.

(3)         Investment and Mortgage-Backed Securities, Held to Maturity, Continued

At December 31, 2017, both the amortized cost and fair value of mortgage-backed securities held to maturity that were pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $22.3 million, compared to an amortized cost and fair value of $23.2 million and $23.0 million, respectively, at December 31, 2016.

The following tables show gross unrealized losses, fair value and length of time that individual held to maturity securities were in a continuous unrealized loss position at December 31, 2017 and 2016.

	December 31, 2017
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$1,997,016	$2,984	$—	$—	$1,997,016	$2,984
FHLMC Bonds	985,514	12,588	—	—	985,514	12,588
Mortgage-Backed Securities (1)	17,645,676	103,387	1,284,971	27,920	18,930,647	131,307
	$20,628,206	$118,959	$1,284,971	$27,920	$21,913,177	$146,879

	December 31, 2016
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-Backed Securities (1)	$15,447,596	$276,246	$—	$—	$15,447,596	$276,246
	$15,447,596	$276,246	$—	$—	$15,447,596	$276,246

(1) COMPRISED OF GSES OR GNMA MORTGAGE-BACKED SECURITIES

The Company’s held to maturity portfolio is recorded at amortized cost.  The Company has the ability and intent to hold these securities to maturity.